Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Assets (Liabilities) of Partnership's Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Other Current Assets	$ 17,110	$ 21,282
Other Assets	86,037	100,435
Accrued Liabilities	(210,434)	(150,281)
Derivative Liabilities	(194,354)	(282,138)
Derivative Financial Instruments, Liabilities
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(7,928)	(8,028)
Current Portion of Derivative Liabilities	(53,646)	(55,002)
Derivative Liabilities	(194,354)	(282,138)
Derivative Financial Instruments, Liabilities | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Accrued Liabilities	0	0
Current Portion of Derivative Liabilities	(46)	(1,634)
Derivative Liabilities	0	(271)
Derivative Financial Instruments, Liabilities | Cross currency swaps
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(1,521)	(2,375)
Current Portion of Derivative Liabilities	(13,718)	(20,281)
Derivative Liabilities	(54,308)	(114,723)
Derivative Financial Instruments, Liabilities | Interest rate swaps
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(6,407)	(5,653)
Current Portion of Derivative Liabilities	(39,882)	(33,087)
Derivative Liabilities	(140,046)	(167,144)
Derivative Financial Instruments, Assets
Derivatives, Fair Value [Line Items]
Other Current Assets	1,213	300
Other Assets	791	2,597
Derivative Financial Instruments, Assets | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Other Current Assets	898	119
Other Assets	0	0
Derivative Financial Instruments, Assets | Cross currency swaps
Derivatives, Fair Value [Line Items]
Other Current Assets	0	0
Other Assets	0	0
Derivative Financial Instruments, Assets | Interest rate swaps
Derivatives, Fair Value [Line Items]
Other Current Assets	315	181
Other Assets	$ 791	$ 2,597